Income Tax:	9 Months Ended
Sep. 30, 2017
Income Tax: [Abstract]
Income Tax:

Note 12.    Income Tax:

Income tax expense for the nine months ended September 30, 2017 and 2016 differs from the amount that would result from applying Canadian tax rates to net income (loss) before taxes. These differences result from the items noted below:

	2017	2016
Income tax (benefit) based on Canadian tax rates	$32,129,949	$(3,786,341)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	17,175,972	(131,705)
Non-deductible expenses	2,340,551	708,474
Withholding tax	2,000,265	-
Change in valuation allowance and other	(6,938,974)	3,209,572
	$46,707,763	$-

The Company recorded income tax expense of $46.7 million and NIL for the nine months ended September 30, 2017 and 2016, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets as of September 30, 2017 and December 31, 2016 were as follows:

	Deferred Tax Asset
	2017	2016
Net operating loss carry forwards	37,473,505	46,962,497
Property, Plant and Equipment	3,227,937	3,227,610
Capital loss carry forwards	425,813	15,411
Other	375,477	330,882
	41,502,732	50,536,400
Valuation allowance	(41,502,732)	(50,536,400)
Net deferred tax asset	$-	$-

At September 30, 2017, we had the following Canadian tax loss carry forwards:

Expires
$2,089,161	2026
3,877,210	2027
14,778,157	2028
14,005,369	2029
17,302,855	2030
19,375,191	2031
5,620,962	2032
7,228,375	2033
10,414,020	2034
13,516,575	2035
16,070,783	2036
25,615,363	2037
$149,894,021

At September 30, 2017, the Company has approximately $52.4 million in U.S tax loss carryforwards which have been fully utilized in the calculation of current income tax expense.